PROVISION FOR JUDICIAL LIABILITIES - Contingencies with possible losses (Details)	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 9,837,082,000	R$ 9,775,068,000
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		171,480,000	194,883,000
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 171,480	R$ 194,883
Number of lawsuits | item		1,135	1,034
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 5,065,714,000	R$ 4,462,964,000
Total
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		15,074,276,000	14,432,915,000
Tax contingent liability | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 9,837,082	R$ 9,775,068
Number of lawsuits | item		673	733
Tax contingent liability | Possible losses | PIS/COFINS - Goods and services - 2009 to 2011
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 201,199	R$ 190,875
Tax contingent liability | Possible losses | Tax assessment - taxation on a universal basis, Year 2015
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		4,712	176,917
Tax contingent liability | Possible losses | Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		150,869	143,912
Tax contingent liability | Possible losses | Offsetting - IRRF - period 2000
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		125,489	120,871
Tax contingent liability | Possible losses | IRPJ/CSLL partial approval of offset of 1997 tax loss
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		122,319	117,130
Tax loss offset approved by tax authorities	R$ 83,000
Difference of tax loss and owned to tax authorities	R$ 51,000
Tax contingent liability | Possible losses | Income tax assessment - IRPJ/CSLL Administrative process requiring the collection of IRPJ and CSLL for the 2015 calendar year [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		112,168	106,477
Tax contingent liability | Possible losses | Income tax assessment - IRPJ/CSLL - Income tax assessment - IRPJ/CSLL - Decision Order that partially approved the compensation carried out by the Company [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded			102,496
Tax contingent liability | Possible losses | IRPJ/CSLL partial approval of offset of 2000 tax loss
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		101,654
Tax contingent liability | Possible losses | Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		1,688,690	1,630,537
Tax contingent liability | Possible losses | Income tax assessment - IRPJ/CSLL: This is an administrative proceeding initiated in October 2023 [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		920,628	845,164
Tax contingent liability | Possible losses | Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		875,466	827,186
Tax contingent liability | Possible losses | Tax assessment - Corporate Income Tax and Social Contribution
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 609,548	R$ 563,723